Income taxes - Noncapital Losses (Details) - Non-capital loss carry-forwards $ in Millions	Dec. 31, 2019 USD ($)
Non-capital loss
Amount	$ 17.3
Canada
Non-capital loss
Amount	16.3
Chile
Non-capital loss
Amount	$ 1.0